PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Disclosure Of Property, Plant and Equipment Abstract [Abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT
Details of the Group’s property, plant and equipment and their carrying amounts are as follows:

	Leasehold improvements	Machinery and equipment	Rolling stock	Computer equipment	Furniture and office equipment	Production moulds	Master patterns and templates	Prototypes	Construction in progress	Total
	$	$	$	$	$	$	$	$	$	$
GROSS CARRYING AMOUNT
Balance at January 1, 2021	1,966,151	1,988,193	407,579	1,294,565	488,489	416,858	525,953	78,370	–	7,166,158
Additions	15,102,271	4,186,427	905,507	1,702,475	303,078	1,051,343	440,320	–	5,336,280	29,027,701
Transfers	–	283,185	–	–	(283,185)	–	–	–	–	—
Foreign currency translation adjustment	(13,817)	(36,664)	(4,360)	(4,058)	4,962	(5,518)	(336)	339	(34,361)	(93,813)
Balance at December 31, 2021	17,054,605	6,421,141	1,308,726	2,992,982	513,344	1,462,683	965,937	78,709	5,301,919	36,100,046

DEPRECIATION
Balance at January 1, 2021	774,384	96,356	120,439	363,142	125,071	114,635	46,954	78,370	—	1,719,351
Depreciation	847,151	165,129	104,269	396,321	54,747	132,470	17,890	–	—	1,717,977
Transfers	–	84,588	–	–	(84,588)	–	–	–	—	—
Foreign currency translation adjustment	(2,844)	(2,234)	(302)	(1,363)	1,579	(656)	41	339	—	(5,440)
Balance at December 31, 2021	1,618,691	343,839	224,406	758,100	96,809	246,449	64,885	78,709	—	3,431,888
Carrying amount December 31, 2021	15,435,914	6,077,302	1,084,320	2,234,882	416,535	1,216,234	901,052	—	5,301,919	32,668,158

GROSS CARRYING AMOUNT
Balance at January 1, 2020	935,981	1,123,911	249,217	534,977	250,312	330,075	470,725	76,823	—	3,972,021
Additions	960,722	799,539	145,672	711,348	221,472	76,128	43,462	—	—	2,958,343
Foreign currency translation adjustment	69,448	64,743	12,690	48,240	16,705	10,655	11,766	1,547	—	235,794
Balance at December 31, 2020	1,966,151	1,988,193	407,579	1,294,565	488,489	416,858	525,953	78,370	—	7,166,158

DEPRECIATION
Balance at January 1, 2020	324,332	64,534	57,037	182,205	67,343	87,259	40,305	73,964	—	896,979
Depreciation	421,329	28,996	59,138	168,399	53,551	24,337	5,548	2,770	—	764,068
Foreign currency translation adjustment	28,723	2,826	4,264	12,538	4,177	3,039	1,101	1,636	—	58,304
Balance at December 31, 2020	774,384	96,356	120,439	363,142	125,071	114,635	46,954	78,370	—	1,719,351
Carrying amount December 31, 2020	1,191,767	1,891,837	287,140	931,423	363,418	302,223	478,999	—	—	5,446,807

During the year, rolling stock in the amount of nil ($61,106 in 2020) was acquired under an installment-type contract.